Organization and Basis of Preparation (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Organization and Basis of Preparation [Line Items]
Entity Incorporation, Date of Incorporation	Jan. 23, 1992
Entity Incorporation, State Country Name	Delaware
Business Combination, Acquisition Related Costs	$ 23,442	$ 389,000